StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Investments - 72.2%^	Asset Class	Acquistion Date	Fair Value
Primary Direct Investments - 4.3%
Rest of World - 0.6%
Lyka Wellness Pty Ltd*[1,2,3,4] (18,260 preferred shares)	Venture Capital	4/25/2023	$1,394,019
Total Rest of World Investments			1,394,019

North America - 3.7%
Overhaul Group, Inc.*[1,2,3] (332,376 preferred shares)	Venture Capital	2/1/2023	4,166,499
RPIII FB Co-Invest LLC*[1,2,3,5]	Growth Equity	3/2/2023	4,000,000
Total North America Investments			8,166,499
Total Primary Direct Investments (Cost $9,577,844)			9,560,518

Secondary Investments - 49.8%
North America - 49.8%
Betaworks Ventures 1.0, LP*[2,3,6]	Venture Capital	1/24/2023	15,275,530
Betaworks Ventures 2.0, LP*[2,3,6]	Venture Capital	1/24/2023	2,854,688
Betaworks Ventures 3.0, LP*[2,3,6]	Venture Capital	1/24/2023	-
Charles River Partnership XIV, LP*[2,3,4]	Venture Capital	6/30/2023	190,575
Charles River Partnership XV, LP*[2,3,4,6]	Venture Capital	6/30/2023	1,250,673
Charles River Partnership XVI, LP*[2,3,4,6]	Venture Capital	6/30/2023	7,442,950
Columbia Capital Equity Partners VI (QP), L.P.*[2,3,7]	Venture Capital	6/30/2023	335,059
Contentful Global, Inc.*[1,2,3] (74,057 preferred shares)	Venture Capital	6/13/2023	970,147
Craft Ventures Affiliates II, L.P.*[2,3]	Venture Capital	6/30/2023	428,484
Craft Ventures Growth I, L.P.*[2,3,6]	Venture Capital	6/30/2023	185,917
Craft Ventures III, L.P.*[2,3,6]	Venture Capital	6/30/2023	185,091
Elephant Partners 2023 SPV-A, L.P.*[1,2,3]	Venture Capital	5/19/2023	2,762,710
Felicis Ventures VI, L.P.*[2,3,6,7]	Venture Capital	11/4/2022	24,457,979
Felicis Ventures VII, L.P.*[2,3,6]	Venture Capital	11/4/2022	16,683,393
Fika Ventures, L.P.*[2,3]	Venture Capital	6/27/2023	2,720,993
Insight Partners Continuation Fund II, L.P.*[1,2,3,6]	Growth Equity	3/31/2023	4,337,505
Lightspeed Venture Partners Select II, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	1,301,249
Lightspeed Venture Partners Select IV, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	1,847,694
Lightspeed Venture Partners X, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	4,212,696
Lightspeed Venture Partners XI, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	3,178,384
Lightspeed Venture Partners XII, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	2,978,566
Lightspeed Venture Partners XIII, L.P.*[2,3,4,6]	Venture Capital	12/30/2022	2,289,753
Lux Ventures IV, L.P.*[2,3,6]	Venture Capital	6/30/2023	1,222,346
Outreach Corporation*[1,2,3] (225,367 common shares)	Venture Capital	6/14/2023	1,802,939
Primary Select Fund II, L.P.*[2,3,6]	Venture Capital	4/28/2023	728,575
Thrive Capital Partners VIII Growth-B, LLC*[2,3]	Growth Equity	3/17/2023	10,880,889
Total North America Investments			110,524,785
Total Secondary Investments (Cost $76,567,320)			110,524,785

Short-Term Investments - 18.1%
Fidelity Investments Money Market Government Portfolio - Class I, 4.99%[8] (40,157,685 shares)			40,157,685
Total Short-Term Investments (Cost $40,157,685)			40,157,685

Total Investments (Cost $126,302,849)			160,242,988
Other assets in excess of liabilities - 27.8%			61,675,358
Total Net Assets - 100.0%			$221,918,346

^	Investments do not issue shares except where noted.
*	Investment is non-income producing.
[1]	Level 3 security in accordance with fair value hierarchy.
[2]	Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2023 was $120,085,303, or 54.1% of net assets. As of June 30, 2023, the aggregate cost of each investment restricted to sale was $1,411,345, $4,166,499, $4,000,000, $7,624,572, $1,646,935, $0, $114,646, $781,211, $4,473,422, $253,323, $970,147, $174,577, $72,412, $74,935, $2,762,710, $16,896,718, $12,505,374, $1,531,367, $3,750,000, $710,487, $1,061,388, $2,480,624, $1,837,357, $1,698,154, $1,391,641, $611,679, $1,802,939, $452,091 and $10,888,611, respectively, totaling $86,145,164.
[3]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[4]	All or a portion of this security is custodied with SPRING Cayman II LLC.
[5]	All or a portion of this security is custodied with SPRING I LLC Series A.
[6]	Investment has been committed to but has not been fully funded by the Fund.
[7]	All or a portion of this security is custodied with SPRING Cayman LLC.
[8]	The rate is the annualized seven-day yield at period end.